Expense Example (Financial Services Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Financial Services Trust
Expense Example:
Year 1	$ 95
Year 3	296
Year 5	515
Year 10	1,143
Series II, Financial Services Trust
Expense Example:
Year 1	115
Year 3	359
Year 5	622
Year 10	1,375
Series NAV, Financial Services Trust
Expense Example:
Year 1	90
Year 3	281
Year 5	488
Year 10	$ 1,084